LOSS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2020	2021	2022
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	(1,533,592)	(569,174)	820,023
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,351,127,462	1,460,692,909	10,258,424,457
Net loss per share—basic and diluted	(1.14)	(0.39)	0.08